Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
23.	SUBSEQUENT EVENTS
In March 2022, the Company
was authorized to adopt
a share repurchase program under which the Company may repurchase up to US$100,000 of its ordinary shares in the form of ADSs during a twelve-month period.
As of the date of this annual report, this repurchase program has not been adopted and no shares have been repurchased.